Convertible notes and borrowings	12 Months Ended
Dec. 31, 2020
Disclosure Of Convertible Notes And Borrowings [Abstract]
Convertible notes and borrowings	Convertible notes and borrowings
Convertible Notes
On April 1, 2016, the Group issued US$1,000 million principal amount of Convertible Notes due in 2021. The notes were issued at par and bore interest of 5.0% payment-in-kind interest increasing by 100 basis points every six months after two years. Upon a specified conversion event occurring, the Convertible Notes would convert into ordinary shares at a conversion rate reflecting a conversion price equal to the lesser of a price cap per share or a discount of 20.00% to the per share price of the Company’s ordinary shares. If a specified conversion event did not occur within twelve months, the discount would increase by 250 basis points and then again, every six months thereafter until a specified conversion event did occur. A direct listing was not considered a specified conversion event. The terms also included change of control clauses where the notes holders had the option to convert into ordinary shares. At maturity, if the notes had not yet been converted or repaid, note holders would receive cash in an amount equal to the original principal amount plus 10% annualized return.
The transaction costs of approximately US$20 million were effectively immediately expensed in finance costs.
The Convertible Note agreements included certain affirmative covenants, including the delivery of audited consolidated financial statements to the holders.
On December 15, 2017, holders of a portion of the Group’s Convertible Notes exchanged US$301 million in principal of Convertible Notes, plus accrued interest of US$27 million, for 4,800,000 ordinary shares. The Convertible Notes were recorded at fair value on the date of exchange, which was reclassified to equity upon issuance of the ordinary shares. The fair value at exchange was based on secondary market transactions of US$600 million between note holders and a third party.
On December 27, 2017, the Group entered into an exchange agreement with holders of a portion of its Convertible Notes, pursuant to which the Group exchanged an aggregate of US$110 million in principal of Convertible Notes, plus accrued interest of US$10 million, for an aggregate of 1,754,960 ordinary shares as of December 29, 2017. The Convertible Notes were recorded at fair value on the date of exchange, which was reclassified to equity upon issuance of the ordinary shares. The fair value at exchange of US$211 million was based on the ordinary share fair value as at December 31, 2017.
In January 2018, the Group entered into an exchange agreement with holders of the remaining balance of its Convertible Notes, pursuant to which the Group exchanged the remaining of US$628 million of Convertible Notes, plus accrued interest, for 9,431,960 ordinary shares. Pursuant to this exchange agreement, subject to certain conditions, if the Company failed to list its ordinary shares on or prior to July 2, 2018, the Group had agreed to offer to each noteholder the option to unwind the transaction such that the Group purchases back the shares that were issued to such noteholder pursuant to the exchange and would have issued such noteholder a new note that is materially identical to its note prior to the exchange. The option to unwind the exchange if a listing did not occur by July 2, 2018 met the definition of a contingent settlement event, and resulted in the issued equity shares (“Converted Notes”) being classified as a financial liability in the statement of financial position until the option to unwind expired due to a direct listing or the passage of time.
On April 3, 2018, the Group completed a direct listing of the Company’s ordinary shares on the NYSE. Upon the direct listing, the option for the Convertible Noteholders to unwind the January 2018 exchange transaction expired and, as a result, the Group recorded an expense of €123 million within finance costs to mark to market the Convertible Notes to the fair value based on the closing price of the Company’s ordinary shares on April 3, 2018. The Company then reclassified the Convertible Notes balance of €1.1 billion to Other paid in capital within Equity.